As filed with the Securities and Exchange Commission on February 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21965

City National Rochdale High Yield Alternative Strategies Fund LLC
 (Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Michael Gozzillo
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.
City National Rochdale High Yield Alternative Strategies Fund LLC (the "Fund") invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund"), a registered investment company with the same investment objective as the Fund.

As of December 31, 2015 the Fund owned 45.66% of the Master Fund. The schedule of investments of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2015 (Unaudited)

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Investment Funds: [1]
High Yield/Credit:
Canyon Value Realization Fund, LP - Series L	18.6%	$5,250,000	$6,443,404	Annually	100
GoldenTree Partners LP	18.8	5,160,047	6,529,844	Quarterly	90
	37.4	10,410,047	12,973,248

Structured Credit - CLO:
Clareant Structured Credit Opportunity Fund I	5.7	1,900,214	1,981,816	Quarterly	90
Clareant Structured Credit Opportunity Fund II	9.3	2,912,801	3,207,287	Quarterly	90
Great Lakes III, LP	18.2	8,164,633	6,310,249	Quarterly	90
	33.2	12,977,648	11,499,352

Structured Credit - Mortgages:
Midway Market Neutral Fund LLC	17.6	5,550,000	6,094,193	Monthly	90
	17.6	5,550,000	6,094,193

Liquidating Positions:
Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S [2]	0.1	152,638	21,816	**	**
Brencourt SP Fund, LP 2	0.3	106,864	115,868	**	**
CamCap Resources, LP 2	0.0	17,257	163	**	**
Caxton Global Investments (USA) LLC [2]	0.0	12,256	4,691	**	**
GoldenTree Partners LP 2	2.4	328,983	847,691	**	**
King Street Capital LP 2	0.0	10,908	3,632	**	**
Polygon Recovery Fund, LP	0.2	212,565	53,392	*	*
Stark Select Asset Fund LLC [2]	0.0	63,540	17,196	**	**
	3.0	905,011	1,064,449
Total Long-Term Investment Funds:	91.2	29,842,706	31,631,242

Short-Term Investment:
Money Market Fund:
First American Government Obligations Fund, 0.10% [3]	11.0	3,820,669	3,820,669

Total Investments	102.2%	$33,663,375	$35,451,911

[1] All investments are non-income producing.
[2] Remaining value represents side pocket interests.
[3] 7-day yield.

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. Redemptions are currently suspended for the Polygon Recovery Fund, LP, a portfolio comprised of an exchange listed but thinly traded security and several private equity holdings.

** Special Investments have been established for Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S, Brencourt SP Fund, LP, CamCap Resources, LP, Caxton Global Investments
(USA) LLC, GoldenTree Partners LP, King Street Capital LP, and Stark Select Asset Fund LLC. These investments are long-term and illiquid.

The investments in Hedge Funds shown above, representing 91.2% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2015 (Unaudited), Continued

High Yield / Credit.  The credit strategy involves investing in the securities of companies that are non-investment grade, high yield and or distressed.  Often, a corporate event results in the re-pricing of these securities, which may lead to profits.  A non-investment grade bond generally has a Standard & Poor's rating of lower than BBB- or a Moody's rating lower than Baa3.  In the event  of a corporate event such as bankruptcy or default, bonds that rank higher in the capital structure of the issuers, such as first lien bank loan or a senior secured bond have priority over other bonds deemed junior in ranking in the capital structure.  The distressed and high-yield sub-strategy involves investing in the securities (bank loans and bonds) of companies experiencing financ ial or operational difficulties or otherwise having below investment grade credit ratings.  These securities may trade at substantial discounts to par value, because, in part, certain classes of investors who cannot hold non-investment grade, high yield or distressed bonds are forced to sell at discounted prices.  Profits are made based on two kinds of mispricings:  (1) fundamental or intrinsic value, and(2) relative value between comparable securities.  Hedge Fund Managers may also take long/short positions throughout the capital structure of leveraged companies to implement a negative or positive credit view in the marketplace with the intention to offer better risk adjusted returns than being outright long or short the market.

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS.  At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2015 (Unaudited), Continued

The following alternative and temporary investments were measured at fair value as of December 31, 2015 using the NAV as a Practical Expedient:

	Level 1	Level 2	Level 3	Total
Hedge Funds
High Yield/Credit	$-	$-	$12,973,248	$12,973,248
Structured Credit - CLO	-	-	11,499,352	11,499,352
Structured Credit - Mortgages	-	-	6,094,193	6,094,193
Liquidating Positions	-	-	1,064,449	1,064,449

Total Investments in Hedge Funds	-	-	31,631,242	31,631,242

Short-Term Investment
Money Market Fund	3,820,669	-	-	3,820,669

Total Investments	$3,820,669	$-	$31,631,242	$35,451,911

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting quarter, as compared to their classification from the most recent annual report.
Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the quarter ended December 31, 2015:

Alternative Investments
Balance, March 31, 2015	$35,488,210
Total Realized Gains/(Losses)	728,768
Change in Unrealized Gains/Losses	(2,542,664)
Purchases	50,391
Sales	(2,093,463)
Balance, December 31, 2015	$31,631,242

Net unrealized gains relating to Level 3 alternative investments still held at December 31, 2015 are $4,011,194.  Net unrealized losses relating to Level 3 alternative investments still held at December 31, 2015 are $2,222,658.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”.  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund's financial statements and related disclosures.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale High Yield Alternative Strategies Fund LLC

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date	February 25, 2016

By (Signature and Title)	/s/ Greg Francoeur
Greg Francoeur, Treasurer

Date	February 25, 2016